Short-term and long-term borrowings - Repayments of principal amounts (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Short-term and long-term borrowings
2022	¥ 5,249
2023	4,499
2024	6,161
2025 and thereafter	6,668
Total	¥ 22,577